NON-CONTROLLING INTEREST	6 Months Ended
Dec. 31, 2023
NON-CONTROLLING INTEREST.
NON-CONTROLLING INTEREST

NOTE 19. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2023
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$917,904
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(6,739,481)
Unappropriated retained earnings (deficit)	3,477,494	3,616,001	(6,336,893)	(1,561,196)	(1,796,762)	(2,601,356)	(358,742)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,234)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	4,797,760
Total non-controlling interests	¥5,109,644	¥3,804,148	¥(1,531,893)	¥(1,561,196)	(15,876,762)	¥(10,056,059)	$(1,386,793)

	As of December 31, 2023
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$937,478
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(6,883,196)
Unappropriated retained earnings (deficit)	3,818,698	3,616,001	(6,982,801)	(1,569,913)	(2,037,170)	(3,155,185)	(444,398)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,324)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	4,900,069
Total non-controlling interests	¥5,450,848	¥3,804,148	¥(2,177,801)	¥(1,569,913)	¥(16,117,170)	¥(10,609,888)	$(1,494,371)